SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangements [Abstract]
Disclosure of terms and conditions of share-based payment arrangement	Share options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date and one-third on the third anniversary of the grant date and have a contractual life of seven years. In 2021, Pembina granted select executive officers and non-officers stock options that vest after a four-year period and expire seven years after issuance.
Long-Term Share Unit Award Incentive Plan(1)

Grant date RSUs, PSUs and DSUs to Officers, Employees and Directors (thousands of units, except as noted)	PSUs (2)	RSUs (2)	DSUs	Total
2020	469	487	31	987
2021	704	1,429	44	2,177
(1)    Distribution Units are granted in addition to RSU and PSU grants based on notional accrued dividends from RSU and PSU granted but not paid.
(2)    Contractual life of 3 years.

Disclosure of number and weighted average exercise prices of share options
The number and weighted average exercise prices of share options as follows:

(thousands of options, except as noted)	Number of Options	Weighted Average Exercise Price (dollars)
Outstanding at December 31, 2019	18,584	$44.65
Granted	7,316	$37.55
Exercised	(2,188)	$40.17
Forfeited	(1,103)	$44.86
Expired	(833)	$45.24
Outstanding at December 31, 2020	21,776	$42.68
Granted	2,695	$36.36
Exercised	(464)	$34.41
Forfeited	(835)	$39.23
Expired	(3,201)	$47.87
Outstanding at December 31, 2021	19,971	$41.33

Disclosure of range of exercise prices of outstanding share options
As of December 31, 2021, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number Outstanding at December 31, 2021	Options Exercisable	Weighted Average Remaining Life
$26.83 – $35.25	3,517	1,102	5.2
$35.26 – $41.38	4,149	1,700	4.6
$41.39 – $43.41	2,677	2,677	2.7
$43.42 – $46.00	4,618	2,722	4.5
$46.01 – $49.78	5,010	3,575	4.3
Total	19,971	11,776	4.4

Disclosure of number and weighted average remaining contractual life of outstanding share options
As of December 31, 2021, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Number Outstanding at December 31, 2021	Options Exercisable	Weighted Average Remaining Life
$26.83 – $35.25	3,517	1,102	5.2
$35.26 – $41.38	4,149	1,700	4.6
$41.39 – $43.41	2,677	2,677	2.7
$43.42 – $46.00	4,618	2,722	4.5
$46.01 – $49.78	5,010	3,575	4.3
Total	19,971	11,776	4.4

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
Share Options Granted

For the years ended December 31	2021	2021	2020
(dollars, except as noted)	Graded Vesting	Cliff Vesting	Graded Vesting
Weighted average
Fair value at grant date	7.78	6.59	3.82
Expected volatility (percent)	49.06	40.01	36.61
Expected option life (years)	3.67	5.00	3.67
Expected annual dividends per option	2.52	2.52	2.52
Expected forfeitures (percent)	7.1	7.1	6.9
Risk-free interest rate (based on government bonds)(percent)	0.6	1.0	0.5

Disclosure of employee share-based compensation expense
Employee Expenses

For the years ended December 31
($ millions)	2021	2020
Share option plan, equity settled	31	17
Long-term share unit award incentive plan	69	11
Share-based compensation expense	100	28

Total carrying amount of liabilities for cash settled arrangements	88	60
Total intrinsic value of liability for vested benefits	56	39